Income Taxes (Narrative) (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Apr. 30, 2013
Income Taxes [Abstract]
Deferred tax liability, net						$ 912,000	$ 600,000
Effective tax rate				34.00%
Change in effective tax rate	3.40%			1.60%
Income tax expense	$ 2,570,000	$ 1,346,000	$ 0	$ 7,109,000	$ 3,330,000	$ 5,642,000